Long-Term Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6: LONG-TERM DEBT

Long-term debt consisted of the following:

	June 30, 2018	December 31, 2017
Term Loan B	198,850	199,875
Less deferred finance costs, net	(1,884)	(2,365)
Total long term debt	196,966	197,510
Less unamortized discount	(793)	(996)
Less current portion, net of deferred finance cost	(682)	(675)
Total Long Term Debt, net of current portion and net of deferred finance costs	$195,491	$195,839

Term Loan B: On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc., as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.

The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Midstream’s vessels and other collateral and are guaranteed by each vessel-owning subsidiary.

Following the acquisition of the Nave Galactic and the sale of the Shinyo Kannika, the Nave Galactic substituted for the Shinyo Kannika under the Term Loan B.

As of June 30, 2018, Navios Midstream was in compliance with the covenants set forth in the Term Loan B.

As of June 30, 2018, a balance of $198,850 was outstanding under the Term Loan B.

The table below reflects the principal payments of credit facilities outstanding as of June 30, 2018 for the next three years based on the repayment schedule of the respective loan facilities (as described above).

June 30, 2018
Long-Term Debt Obligations:
Year
June 30, 2019	$2,050
June 30, 2020	196,800

Total	$198,850

The weighted average interest rate as of June 30, 2018 and 2017 was 6.46% and 5.57%, respectively.